Prudential Investment Portfolios 5

Prudential Day One Income Fund

Prudential Day One 2010 Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

(the “Funds” and each, a “Fund”)

Supplement dated February 26, 2018 to each Fund’s
Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

George Sakoulis, PhD, has been appointed as a portfolio manager for the Funds, joining Joel M. Kallman, MBA, CFA, Jeremy Stempien, MBA, and Ted Lockwood, MBA, MS.

Ted Lockwood has announced his intention to retire during the third quarter of 2018.

To reflect these changes, in the Prospectus and each Summary Prospectus, the Fund Summary is hereby revised by deleting the chart appearing in “Management of the Fund” and substituting the following new chart:

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Quantitative Management Associates LLC	George Sakoulis, PhD	Managing Director and Head of Global Multi-Asset Solutions	February 2018
		Joel M. Kallman, MBA, CFA	Vice President and Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Vice President, Portfolio Manager and Strategist	December 2016
		Ted Lockwood, MBA, MS*	Managing Director	December 2016

* Mr. Lockwood has announced his intention to retire during the third quarter of 2018.

To further reflect these changes, in the Prospectus, the section entitled “How the Funds are Managed—Portfolio Managers” is hereby revised as follows:

1. The professional biography for George Sakoulis is added, as follows:

George Sakoulis, PhD, is a Managing Director and Head of Global Multi-Asset Solutions for QMA, where he focuses on the research and development of systematic total and absolute return investment solutions. Previously, he headed QMA’s Global Portfolio Solutions group. Prior to joining QMA, he led quantitative research for the Emerging Markets Equity team at GMO. Prior to that, George served as the Director of European Equity Strategies for Numeric Investors and was a Director for UBS O’Connor. George earned a BA in Economics and a BS in Statistics from San Francisco State University, and an MA in Economics and a PhD in Financial Econometrics from the University of Washington. George has 18 years of investment experience.

2. Ted Lockwood’s professional biography is amended by including the notation that Mr. Lockwood has announced his intention to retire during the third quarter of 2018.

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